CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (14,054)	$ (22,142)	$ (29,199)	$ (44,836)	$ (39,612)
Adjustments to reconcile net loss to net cash used by operating activities:
Gain upon extinguishment of Payroll Protection Program Loan	0	(1,528)	(1,528)	0	39,673
Depreciation and amortization	1,158	1,776	2,338	1,869	1,607
Stock-based compensation	2,890	865	2,090	4,971	9,175
Unrealized (gain) loss on mark-to-market of common stock warrants	(5,009)
Changes in operating assets and liabilities:
Accounts receivable		4,681	4,887	(3,765)	(1,122)
Due to/from related parties	(34)	(617)	(594)	(211)	(882)
Inventory		(291)	1,383	1,211	(2,594)
Prepaid expenses and other current assets	297	2,873	3,331	(3,122)	493
Accounts payable	(188)	108	(360)	(148)	259
Accrued expenses	41	(1,742)	(2,542)	347	537
Accrued compensation	(166)	334	572	(231)	876
Other	(536)	1,029	811	243	(688)
Net cash used by operating activities	(15,601)	(14,654)	(18,811)	(43,672)	(31,951)
Investing activities
Sales and (purchases) of short-term investments, net			11,698	(11,698)	0
Proceeds from sales of short-term investments		11,698
Purchases of land, buildings, and equipment	(1,509)	(376)	(497)	(1,786)	(2,969)
Net cash (used by) provided by investing activities	(1,509)	11,322	11,201	(13,484)	(2,969)
Financing activities
Proceeds from the issuance of common stock and pre-funded warrants	11,209
Costs incurred related to the issuance of common stock, pre-funded warrants, and common warrants	(962)
Proceeds from common stock issuance			4,380	15,000	0
Costs incurred related to the issuance of stock			(501)	(963)	0
Proceeds from Payroll Protection Program loan			0	1,518	0
Repayments of financing lease obligations	(353)	(271)	(364)	(360)	(275)
Proceeds from the exercise of stock options	0	227	227	212	344
Costs incurred related to shares withheld for net settlement			0	0	(813)
Proceeds from sale and leaseback of land, buildings, and equipment			0	0	414
Net cash provided by (used by) financing activities	9,894	(44)	3,742	15,407	(330)
Net decrease in cash, cash equivalents, and restricted cash	(7,216)	(3,376)	(3,868)	(41,749)	(35,250)
Cash, cash equivalents, and restricted cash – beginning of period	14,421	18,289	18,289	60,038	95,288
Cash, cash equivalents, and restricted cash – end of period	$ 7,205	$ 14,913	$ 14,421	$ 18,289	$ 60,038